Note 5 - Shareholders' Equity - Components of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Balance		$ 2,658.2	$ 2,522.3		$ 2,543.0
Other Comprehensive Income (Loss), Net of Tax		43.6	44.8		(9.9)
Balance		2,818.5	2,658.2		2,522.3
Spire Missouri [Member]
Balance	[1]	1,577.9	1,435.1		1,339.3
Other Comprehensive Income (Loss), Net of Tax		1.5	(1.3)	[1]	(0.5)
Balance	[1]	1,745.4	1,577.9		1,435.1
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Balance		7.9	(38.4)
Other Comprehensive Income (Loss), Net of Tax		42.5	46.3
Balance		50.4	7.9		(38.4)
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member] | Spire Missouri [Member]
Balance		0.0	0.0
Other Comprehensive Income (Loss), Net of Tax		0.0	0.0
Balance		0.0	0.0		0.0
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance		(4.2)	(2.9)
Other Comprehensive Income (Loss), Net of Tax		1.5	(1.3)
Balance		(2.7)	(4.2)		(2.9)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member] | Spire Missouri [Member]
Balance		(4.2)	(2.9)
Other Comprehensive Income (Loss), Net of Tax		1.5	(1.3)
Balance		(2.7)	(4.2)		(2.9)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member]
Balance		(0.1)	0.1
Other Comprehensive Income (Loss), Net of Tax		(0.4)	(0.2)
Balance		(0.5)	(0.1)		0.1
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-Sale, Parent [Member] | Spire Missouri [Member]
Balance		0.0	0.0
Other Comprehensive Income (Loss), Net of Tax		0.0	0.0
Balance		0.0	0.0		0.0
AOCI Attributable to Parent [Member]
Balance	[1]	3.6	(41.2)		(31.3)
Other Comprehensive Income (Loss), Net of Tax		43.6	44.8	[1]	(9.9)
Balance	[1]	47.2	3.6		(41.2)
AOCI Attributable to Parent [Member] | Spire Missouri [Member]
Balance		(4.2)	(2.9)		(2.4)
Other Comprehensive Income (Loss), Net of Tax		1.5	(1.3)		(0.5)
Balance		$ (2.7)	$ (4.2)		$ (2.9)

[1]	Accumulated other comprehensive income (loss)